Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 11, 2024	Apr. 07, 2023	Sep. 30, 2025	Aug. 30, 2025	Mar. 31, 2025	Oct. 22, 2024	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 03, 2024	Jun. 30, 2024	Jun. 06, 2023
Offsetting Assets [Line Items]
Fair value of warrants													$ 2,015,413
Amortization of debt issuance costs											$ 1,161,311
Unamortized debt issuance costs			$ 1,366,458				$ 1,366,458		$ 1,870,316		1,366,458		1,870,316
Interest expense							869,815				1,227,487	$ 2,559,456
Placement agent fees											300,000
Advisory services fees											100,000
Deferred offering costs									$ 1,071,947				$ 1,071,947
Investor [Member]
Offsetting Assets [Line Items]
Number of shares sold					102,750			102,750	625,000
Share price					$ 16			$ 16	$ 16				$ 16
NEONC TECHNOLOGIES HOLDINGS, INC.
Offsetting Assets [Line Items]
Fair value of warrants													$ 2,015,413
Amortization of debt issuance costs													245,945
Unamortized debt issuance costs									$ 1,870,316				1,870,316
Interest expense													2,557,055	2,723,396
Accrued interest																$ 2,250
Pocket expenses													$ 10,000
Number of shares sold		10,500,000											560,000
Issuance of common stock															30,000	34,375
Advisory services fees													$ 100,000
Payment for fees														475,000
Deferred offering costs														970,582
Legal and professional expense													$ 703,796
Number of shares issued						$ 50,000,000
NEONC TECHNOLOGIES HOLDINGS, INC. | Investor [Member]
Offsetting Assets [Line Items]
Number of shares sold													624,999
Share price									$ 16				$ 16
Proceeds from private placement													$ 10,000,000
Placement agent fees													235,000
Private placement funds from escrow									$ 225,000				$ 225,000
Line of Credit [Member]
Offsetting Assets [Line Items]
Amortization of debt issuance costs							$ 167,951				$ 503,853
Warrant [Member]
Offsetting Assets [Line Items]
Fair value of common stock			$ 12.00				$ 12.00				$ 12.00
Expected volatility											86.00%
Risk-free interest rate											4.82%
Term											2 years 6 months
Warrant [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Offsetting Assets [Line Items]
Fair value of common stock									$ 12.00				$ 12.00
Expected volatility													86.00%
Risk-free interest rate													4.82%
Term													2 years 6 months
Orient Euro Pharma Co Ltd [Member]
Offsetting Assets [Line Items]
Litigation settlement payable			$ 4,000,000				$ 4,000,000		$ 4,000,000		$ 4,000,000		$ 4,000,000
Vendor [Member]
Offsetting Assets [Line Items]
Litigation settlement payable																	$ 600,000
Interest expense							48,750				146,250
Accrued interest			146,250				146,250		41,250		$ 146,250		41,250
Vendor [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Offsetting Assets [Line Items]
Litigation settlement payable									$ 600,000				600,000	$ 600,000
Interest expense													$ 16,250
National Institutes Of Health [Member]
Offsetting Assets [Line Items]
Proceeds from grant			1,007,000	$ 400,000
Subcontractor costs			$ 245,000	$ 160,000
Allowable expenses							$ 0
Line of Credit Agreement [Member] | HCWG [Member]
Offsetting Assets [Line Items]
Line of credit	$ 10,000,000.0
Line of credit, interest rate	10.00%
Number of warrants to purchase	312,500
Exercise price	$ 12.00
Warrants expiration date	Oct. 23, 2029
Warrants issued									312,500				312,500
Warrants outstanding									312,500				312,500
Warrants vested									312,500				312,500
Warrants exercised					162,500
Issuance of common stock					162,500
Line of Credit Agreement [Member] | HCWG [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Offsetting Assets [Line Items]
Line of credit	$ 10,000,000
Line of credit, interest rate	10.00%
Number of warrants to purchase	312,500
Exercise price	$ 12.00
Warrants issued	312,500
Warrants outstanding	312,500
Line of Credit Agreement [Member] | HCWG [Member] | Warrant [Member]
Offsetting Assets [Line Items]
Common stock remaining available of issuance			150,000				150,000				150,000